Reinsurance - Additional Information (Detail) - USD ($) $ in Thousands							3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 01, 2025	Dec. 01, 2024	May 01, 2024	Apr. 01, 2024	Jan. 01, 2024	Jun. 15, 2013	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	May 31, 2024
Reinsurance Disclosures [Line Items]
Recoveries received under reinsurance contracts							$ 35,588	$ 57,882	$ 101,914	$ 298,846	$ 380,741	$ 692,652
Reinsurance premium coverage	$ 1,930,000
Reinsurance of third party coverage	$ 2,590,000
Percentage of third party insurance coverage	45.00%
Reinsurance amount retained per policy	$ 35,000
Percentage reinsurance participate hurricane season	90.00%
Amount of catastrophe bonds	$ 565,000
Premiums earned net	$ 433,300						51,999	40,464	183,569	120,266	182,055	180,262
Percentage of reinsurance premium increases from prior period	28.00%
Reinsurance recoveries of claims												5,357
Reinsurance recoveries of claim adjustment expense												268
Ultimate net loss coverage limit											1,391,100	1,243,800
Excess of loss treaty attachment point											10,000	7,500
Commercial reinsurance coverage limit											1,075,000	874,200
FHCF excess attachment point											178,200	191,500
FHCF maximum coverage limit											$ 316,100	$ 369,600
FHCF percentage coverage											90.00%	90.00%
Reinsurance coverage percentage												100.00%
Quota share coverage percentage											40.00%
Quota share aggregate limit percentage of net ceded premiums											116.60%
Catastrophe loss liability loss limit percentage											2.50%
Inuring reinsurance coverage limit percentage											31.00%
Ceding commissions											$ 114,882	$ 74,345
Profit commission recognized											2,631	0
Reinsurance commutation payment received		$ 2,470	$ 1,805
Adjustment expenses											3,719		$ 2,492
Reinsurance commutation loss		$ 1,249	$ 687
Quota share ceded reinsurance limit per policy					$ 6,000
Quota share ceded reinsurance limit buildings					5,000
Quota share ceded reinsurance limit contents					$ 1,000
Flat ceding commission percentage					26.00%
Profit commission											$ 0
Per risk excess of loss coverage limit				$ 5,000
Per risk excess of loss attachment point				1,000
Per risk excess of loss maximum coverage				17,500
Facultative reinsurance coverage limit				6,000
Facultative reinsurance attachment point				6,000
Facultative reinsurance maximum coverage				$ 12,000
Home systems protection coverage percentage						100.00%
Service line failures coverage percentage						100.00%
Home systems protection coverage limit per policy						$ 50
Service line failures coverage limit per policy						$ 10
Number of insurance policies											68,844
Reinsurance unearned premiums assumed											$ 112,423
Ratio of assumed premiums earned to net premiums earned											16.62%
Assumed premiums earned							$ 25,655	$ 360	$ 113,265	$ 526	$ 30,249	$ 0
Maximum
Reinsurance Disclosures [Line Items]
Reinsurance amount retained per policy	$ 15,800
Provisional ceding commission percentage											53.00%
Minimum
Reinsurance Disclosures [Line Items]
Reinsurance amount retained per policy	10,000
Provisional ceding commission percentage											43.00%
AIICFL
Reinsurance Disclosures [Line Items]
Reinsurance amount retained per policy	10,000
Captive Reinsurer
Reinsurance Disclosures [Line Items]
Reinsurance amount retained per policy	$ 25,000
Flood Quota Share Reinsurance
Reinsurance Disclosures [Line Items]
Quota share coverage percentage					100.00%
Ceding commissions											$ 767